CENTURY CAPITAL MANAGEMENT TRUST

                         SUPPLEMENT DATED JULY 31, 2006
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 28, 2006


The following information supplements information presented in the chart under the heading "Independent Trustees" on page 17 of the Statement of Additional
Information:


----------------------------------- ---------------------------- ---------------------------------- ------------------
                                                                                                         No. of
                                                                                                      Portfolios in
Name, Age, Position Held with          Principal Occupations                                          Fund Complex
Trust and Length of Time Served         During Past 5 Years          Other Directorships Held            Overseen
----------------------------------- ---------------------------- ---------------------------------- ------------------

William Gray (54)                   Co-Chief Executive           American Red Cross of Greater              2
Trustee, July 31, 2006 to present   Officer, North America       NY, Chairman (since 2002),
                                    Region, Ogilvy & Mather      Member (since 1999);
                                    Worldwide (advertising       The New York Public
                                    firm) (2005-present),        Library (since 1999);
                                    President, Ogilvy            The National Advertising
                                    & Mather, New York           Review Board (since 2001);
                                    (1997-2005).                 Wakeman Boys Club (since 1989).
----------------------------------- ---------------------------- ---------------------------------- ------------------

The following sentence replaces the first sentence of the paragraph after the heading "Audit Committee" on page 15 of the Statement of Additional Information:
The Audit Committee is composed of Messrs. Beard, Gray, Kidder, Mitchell, Rosenbloom (Chair) and Tripple, each of whom is a non-interested Trustee of the Trust.

The following sentence replaces the first sentence of the paragraph after the heading "Oversight and Governance Committee" on page 15 of the Statement of Additional Information: The Oversight and Governance Committee is composed of Messrs. Beard, Gray, Kidder, Mitchell, Rosenbloom and Tripple (Chair), each of whom is a non-interested Trustee of the Trust.

The following sentence replaces the first sentence of the paragraph after the heading "Nominating Committee" on page 15 of the Statement of Additional
Information: The Nominating Committee is composed of Messrs. Beard (Chair), Gray, Kidder, Mitchell, Rosenbloom and Tripple, each of whom is a non-interested Trustee of the Trust.



                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE